Payroll, staff and employee benefits obligations - Plans and risk management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payroll, staff and employee benefits obligations
Charge recognized for defined contribution plans	$ 167	$ 152	$ 145